Debt (Recourse Debt Net Principal Amounts Due Over Five Years) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Details [Line Items]
Recourse Debt Total	$ 3,894	$ 3,754
Debt Maturity Year One [Member]
Debt Details [Line Items]
Recourse Debt Total	0
Debt Maturity Year Two [Member]
Debt Details [Line Items]
Recourse Debt Total	200
Debt Maturity Year Three [Member]
Debt Details [Line Items]
Recourse Debt Total	900
Debt Maturity Year Four [Member]
Debt Details [Line Items]
Recourse Debt Total	800
Debt Maturity Year Five [Member]
Debt Details [Line Items]
Recourse Debt Total	325
Thereafter
Debt Details [Line Items]
Recourse Debt Total	1,700
Unamortized (discounts)/premiums & debt issuance (costs)
Debt Details [Line Items]
Recourse Debt Total	$ (31)	$ (36)